Capital and reserves (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of share capital shares

	December 31, 2022	December 31, 2021
	£	£

Share capital	397,493	195,476
Share premium	16,597,811	-
	16,995,304	195,476

	December 31, 2022	December 31, 2021
	Number (1)	Number
Authorized, allotted, called up and fully paid share capital comprises:
Ordinary shares of £0.0001 each	949,958	356,260
Deferred shares of £0.4999 each	794,955	-
A Ordinary shares of £0.50 each	-	34,692
Total Ordinary shares outstanding at the end of the year	1,744,913	390,952

Summary of changes in stock options

	Number of	Ordinary share capital	Deferred share capital	Share premium
	shares (1)	£		£
Fully paid share capital:
Balance at December 31, 2021	390,952	195,476	-	-
Issue of Ordinary shares	559,006	202,017		16,597,811
Redesignation of nominal value to deferred shares	794,955	(397,398)	397,398	-
Balance at December 31, 2022	1,744,913	95	397,398	16,597,811